Goodwill and Intangible Assets (Changes in Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Roll Forward]
Balance at December 31	$ 853,872	$ 819,487
Additions	17,296	14,469
Purchase adjustments		0
Acquisitions	72,448	139,759
Amortization	(126,883)	(133,114)	(110,400)
Impairment losses	(19,696)	(1,968)	(40,300)
Foreign currency translation adjustments	(6,632)	15,239
Balance at December 31	790,405	853,872	819,487
Goodwill [Roll Forward]
Balance at December 31	1,759,898	1,733,722
Additions	0	0
Purchase adjustments		(70,034)
Acquisitions	119,185	82,599
Impairment losses	0	0
Foreign currency translation adjustments	(23,392)	13,611
Balance at December 31	$ 1,855,691	$ 1,759,898	$ 1,733,722